Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions - USD ($)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Roan [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services	$ 631,140		$ 71,568
Net interest loss after provision for loan losses	(1,580,588)		(2,150,652)
Commission and fee income on guarantee services, net	3,789
Operating (Loss) Income	(945,659)		(2,079,084)
Total Operating Expenses	(1,366,710)		(1,293,223)
(Loss) Income Before Income Taxes	(2,312,369)		(3,372,307)
Income tax expenses	(244,741)		(17,635)
Net (Loss) Income from continuing operations	(2,557,110)		(3,389,942)
Net income/loss from discontinued operations, net of income tax	26,846,018		(90,736,365)
Net (Loss) Income	24,288,908		(94,126,307)
Dividend – Convertible Redeemable Class A preferred stock	(686,400)		(686,400)
Net income attributable to noncontrolling interests	(76,108)		(76)
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 23,526,400		$ (94,812,783)
Weighted average number of ordinary share outstanding
Basic (in Shares)	25,287,887		24,380,051
Diluted (in Shares)	25,287,887		24,380,051
Earnings per share
Basic (in Dollars per share)	$ 0.93		$ (3.89)
Diluted (in Dollars per share)	$ 0.93		$ (3.89)
Lixin Cayman and its subsidiaries [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services	$ 2,591,381	[1]	$ 2,269,754	[2]
Net interest loss after provision for loan losses	1,075,726	[1]	498,219	[2]
Commission and fee income on guarantee services, net	1,829,566	[1]	3,051,078	[2]
Operating (Loss) Income	5,496,673	[1]	5,819,051	[2]
Other income, net	195,519	[1]	334,910	[2]
Total Operating Expenses	(2,087,917)	[1]	(3,889,261)	[2]
(Loss) Income Before Income Taxes	3,604,275	[1]	2,264,700	[2]
Income tax expenses	(936,982)	[1]	(565,505)	[2]
Net (Loss) Income from continuing operations	2,667,293	[1]	1,699,195	[2]
Net income/loss from discontinued operations, net of income tax		[1]		[2]
Net (Loss) Income	2,667,293	[1]	1,699,195	[2]
Dividend – Convertible Redeemable Class A preferred stock		[1]		[2]
Net income attributable to noncontrolling interests	(90,928)	[1]	(127,514)	[2]
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 2,576,365	[1]	$ 1,571,681	[2]
Weighted average number of ordinary share outstanding
Basic (in Shares)		[1]		[2]
Diluted (in Shares)		[1]		[2]
Pro Forma Adjustment [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services		[3]		[4]
Net interest loss after provision for loan losses	50,681	[3]		[4]
Commission and fee income on guarantee services, net	(45,192)	[3]		[4]
Operating (Loss) Income	5,489	[3]		[4]
Other income, net		[3]		[4]
Total Operating Expenses	(855,729)	[3]	(915,416)	[4]
(Loss) Income Before Income Taxes	(850,240)	[3]	(915,416)	[4]
Income tax expenses	212,560	[3]	228,854	[4]
Net (Loss) Income from continuing operations	(637,680)	[3]	(686,562)	[4]
Net income/loss from discontinued operations, net of income tax		[3]		[4]
Net (Loss) Income	(637,680)	[3]	(686,562)	[4]
Dividend – Convertible Redeemable Class A preferred stock		[3]		[4]
Net income attributable to noncontrolling interests		[3]		[4]
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ (637,680)	[3]	$ (686,562)	[4]
Weighted average number of ordinary share outstanding
Basic (in Shares)		[3]		[4]
Diluted (in Shares)		[3]		[4]
Pro Forma Financial Data [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services	$ 3,222,521		$ 2,341,322
Net interest loss after provision for loan losses	(454,181)		(1,652,433)
Commission and fee income on guarantee services, net	1,788,163		3,051,078
Operating (Loss) Income	4,556,503		3,739,967
Other income, net	195,519		334,910
Total Operating Expenses	(4,310,356)		(6,097,900)
(Loss) Income Before Income Taxes	441,666		(2,023,023)
Income tax expenses	(969,163)		(354,286)
Net (Loss) Income from continuing operations	(527,497)		(2,377,309)
Net income/loss from discontinued operations, net of income tax	26,846,018		(90,736,365)
Net (Loss) Income	26,318,521		(93,113,674)
Dividend – Convertible Redeemable Class A preferred stock	(686,400)		(686,400)
Net income attributable to noncontrolling interests	(167,036)		(127,590)
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 25,465,085		$ (93,927,664)
Weighted average number of ordinary share outstanding
Basic (in Shares)	25,287,887		24,380,051
Diluted (in Shares)	25,287,887		24,380,051
Earnings per share
Basic (in Dollars per share)	$ 1.01		$ (3.85)
Diluted (in Dollars per share)	$ 1.01		$ (3.85)

[1]	The consolidated statements of income of Lixin was for the period from January 1, 2019 to December 20, 2019.
[2]	The consolidated statements of income of Lixin was for the period from January 1, 2018 to December 31, 2018.
[3]	The proforma adjustment represents the transaction elimination between Roan and Lixin, amortization of intangible assets arising from the acquisition of $850,240, and deferred income tax benefits of $212,560 in relation to amortization of intangible assets arising from the acquisition.
[4]	The proforma adjustment represents the amortization of intangible assets arising from the acquisition of $915,416, and deferred income tax benefits of $228,854 in relation to amortization of intangible assets arising from the acquisition.